Note 10 - Leases - Maturity of Lease Liability for Financing Leases (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Current portion	$ 0	$ 145,174
Non-current portion	$ 0	149,884
Banner Midstream Corp. [Member]
2023		151,287
2024		134,067
2025		18,127
2026		0
Imputed interest		(8,423)
Total lease liability		295,058
Current portion		145,174	$ 140,914
Non-current portion		$ 149,884	$ 295,058